                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ];   Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets Investment Management, LLC
Address: 11455 El Camino Real
         Suite 363
         San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ernest S. Rady
Title: Chief Investment Officer
Phone: 858-350-2600

Signature, Place, and Date of Signing:


/s/ Ernest S. Rady                      San Diego, CA   2/12/2009
-------------------------------------   [City, State]     [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      59

Form 13F Information Table Value Total: $68,006
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name


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                           Form 13-F Information Table
                               as of June 30, 2009

                                       TITLE                                                                    VOTING AUTHORITY
                                         OF                VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER    -----------------------
NAME OF ISSUER                         CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS     SOLE    SHARED  NONE
--------------                         -----  ---------  --------  ---------  ---  ----  -------  --------  ---------  ------  ----
ABBOTT LABORATORIES                     com   002824100    2,352      50,000   SH          sole      com       50,000
AMBAC FINANCIAL GROUP INC               com   023139108       40      43,300   SH          sole      com       43,300
AMERICAN ELEC PWR INC                   com   025537101      861      29,800   SH          sole      com       29,800
AMERICAN EXPRESS COMPANY                com   025816109    1,176      50,600   SH          sole      com       50,600
AMERISOURCEBERGEN CORP                  com   03073E105      585      33,000   SH          sole      com       33,000
BANK OF AMERICA CORP                    com   060505104    6,798     515,000   SH          sole      com      515,000
BANK OF NEW YORK MELLON CORP COM        com   064058100      167       5,700   SH          sole      com        5,700
BAXTER INTERNATIONAL INC                com   071813109      530      10,000   SH          sole      com       10,000
BECKMAN COULTER INC                     com   075811109       46         800   SH          sole      com          800
BERKSHIRE HATHAWAY                      com   084670207       14           5   SH          sole      com            5
BOSTON PPTYS INC                        com   101121101      138       2,900   SH          sole      com        2,900
BP P L C SPONSORED ADR (FRM BP AMOCO
   PLC)                                 com   055622104    4,720      99,000   SH          sole      com       99,000
CAPITAL ONE FINANCIAL CORP              com   14040h105      711      32,500   SH          sole      com       32,500
CARDINAL HEALTH INC                     com   14149y108      855      28,000   SH          sole      com       28,000
CATERPILLAR INC                         com   149123101      991      30,000   SH          sole      com       30,000
CBS CORP CL B                           com   124857202      138      20,000   SH          sole      com       20,000
CHESAPEAKE ENERGY CORP                  com   165167107      932      47,000   SH          sole      com       47,000
CHEVRON CORPORATION                     com   166764100    2,120      32,000   SH          sole      com       32,000
CINCINNATI FINANCIAL CORP               com   172062101      760      34,025   SH          sole      com       34,025
CIT GROUP INC NEW                       com   125581108      264     123,000   SH          sole      com      123,000
CITI GROUP INC.                         com   172967101    1,004     338,000   SH          sole      com      338,000
COCA COLA CO                            com   191216100    1,440      30,000   SH          sole      com       30,000
CONOCOPHILLIPS                          com   20825C104    1,927      43,000   SH          sole      com       43,000
CORUS BANKSHARES                        com   220873103        1       5,000   SH          sole      com        5,000
COVIDIEN PLC                            com   G2554F105    1,310      35,000   SH          sole      com       35,000
DOW CHEMICAL CO.                        com   260543103    1,251      77,500   SH          sole      com       77,500
DUKE ENERGY                             com   264399106      730      50,000   SH          sole      com       50,000
ELI LILLY & CO                          com   532457108    3,048      88,000   SH          sole      com       88,000

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
EXXON MOBIL CORP                        com   30231G102      699      10,000   SH          sole                10,000
ENDO PHARMACEUTICALS INC                com   29264F205      538      30,000   SH          sole                30,000
FLIR SYS INC                            com   302445101      451      20,000   SH          sole                20,000
GENERAL ELECTRIC CO                     com   369604103    3,184     271,700   SH          sole               271,700
GOLDMAN SACHS GROUP                     com   38141G104    1,474      10,000   SH          sole                10,000
HARTFORD FINANCIAL SERVICES
   GROUP INC                            com   416515104    1,460     123,000   SH          sole               123,000
HOME DEPOT                              com   437076102      236      10,000   SH          sole                10,000
HOST HOTELS & RESORTS INC               com   44107P104      289      34,487   SH          sole                34,487
IMPERIAL CAP BANCORP INC                com   452680101        4      10,000   SH          sole                10,000
ISTAR FINL INC                          com   45031u101      142      50,000   SH          sole                50,000
JPMORGAN CHASE & CO FORMERLY
   J P MORGAN CH                        com   46625H761    1,023      30,000   SH          sole                30,000
KING PHARMACEUTICALS INC                com   495582108      482      50,000   SH          sole                50,000
LOGMEIN INC                             com   54142L109        6         400   SH          sole                   400
MACERICH CO                             com   554382101    1,718      97,540   SH          sole                97,540
MARATHON OIL CORP                       com   565849106    1,567      52,000   SH          sole                52,000
MBIA INC                                com   55262C100       87      20,000   SH          sole                20,000
MCKESSON CORP                           com   58155Q103      858      19,500   SH          sole                19,500
MERCK & CO                              com   589331107      699      25,000   SH          sole                25,000
MGM MIRAGE COM                          com   552953101       42       6,500   SH          sole                 6,500
MORGAN STANLEY                          com   617446448    2,765      97,000   SH          sole                97,000
MORTONS RESTAURANT                      com   619430101      675     225,002   SH          sole               225,002
ONEOK PARTNERS LP                       com   68268N103      403       8,800   SH          sole                 8,800
OVERSEAS SHIPHOLDING GROUP
   INC                                  com   690368105    4,800     141,000   SH          sole               141,000
PEPSICO INC                             com   713448108    1,099      20,000   SH          sole                20,000
PFIZER INC                              com   717081103      450      30,000   SH          sole                30,000
PINNACLE WEST CAPITAL                   com    72384101    1,024      33,973   SH          sole                33,973
ROYAL DUTCH SHELL PLC
   SPONSORED ADR REPSTG                 adr   780259206    1,004      20,000   SH          sole                20,000
SANDRIDGE ENERGY INC                    com   80007P307      511      60,000   SH          sole                60,000
STARWOOD HOTELS                         com   85590A203      888      40,000   SH          sole                40,000
TRANSATLANTIC HLDGS INC                 com   893521104      173       4,000   SH          sole                 4,000
WELLS FARGO & CO                        com   949746101    4,346     179,162   SH          sole               179,162

TOTAL                                    59               68,006   3,582,194                                3,582,194